UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8709

Salomon Brothers High Income Fund II Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH

INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2006

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
CORPORATE BONDS & NOTES - 78.6%
Aerospace & Defense - 2.1%
3,325,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	$3,507,875
4,200,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	4,483,500
3,100,000	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	3,162,000
5,500,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	5,788,750
4,000,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	4,360,000

	Total Aerospace & Defense	21,302,125

Airlines - 0.2%
	Continental Airlines Inc., Pass-Through Certificates:
792,336	Series 1998-IC, Series B, 6.541% due 9/15/08	755,040
1,730,428	Series 2000-2, Class C, 8.312% due 4/2/11	1,548,710

	Total Airlines	2,303,750

Auto Components - 0.6%
2,100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,827,000
1,700,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	1,912,500
2,409,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	2,631,832

	Total Auto Components	6,371,332

Automobiles - 3.2%
	Ford Motor Co.:
	Debentures:
1,050,000	6.625% due 10/1/28	729,750
1,150,000	8.900% due 1/15/32	897,000
25,600,000	Notes, 7.450% due 7/16/31	19,008,000
775,000	Senior Notes, 4.950% due 1/15/08	715,185
	General Motors Corp., Senior Debentures:
2,375,000	8.250% due 7/15/23	1,745,625
13,075,000	8.375% due 7/15/33	9,740,875

	Total Automobiles	32,836,435

Building Products - 1.2%
8,500,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.089% due 3/1/14	4,420,000
4,175,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	4,081,062
5,075,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	4,415,250

	Total Building Products	12,916,312

Capital Markets - 0.3%
3,104,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,460,960

Chemicals - 6.0%
2,500,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	2,671,875
2,800,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/05 (b)(c)(d)*	49,000
2,850,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (e)	2,907,000
3,500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	3,867,500
8,500,000	FMC Corp., Senior Debentures, 7.750% due 7/1/11	9,136,871
	Huntsman International LLC, Senior Subordinated Notes:
3,873,000	10.125% due 7/1/09	4,023,079
675,000	7.875% due 1/1/15 (e)	686,813
3,675,000	Innophos Inc., Senior Subordinated Notes, 9.625% due 8/15/14 (e)	3,785,250
6,950,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	7,471,250

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Chemicals (continued)
	Lyondell Chemical Co., Senior Secured Notes:
1,517,000	9.500% due 12/15/08	$1,598,539
1,400,000	11.125% due 7/15/12	1,578,500
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,436,312
3,550,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	3,834,000
4,250,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	4,462,500
1,325,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	1,331,625
4,075,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	4,370,437
	Rhodia SA:
374,000	Senior Notes, 10.250% due 6/1/10	416,075
4,586,000	Senior Subordinated Notes, 8.875% due 6/1/11	4,700,650
1,657,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	1,818,557

	Total Chemicals	62,145,833

Commercial Services & Supplies - 1.8%
2,100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,005,500
	Allied Waste North America Inc.:
	Senior Notes:
1,050,000	7.250% due 3/15/15	1,065,750
1,617,000	Series B, 9.250% due 9/1/12	1,758,487
	Senior Secured Notes, Series B:
250,000	8.500% due 12/1/08	264,063
6,000,000	7.375% due 4/15/14	5,835,000
3,200,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,376,000
	Cenveo Corp.:
1,000,000	Senior Notes, 9.625% due 3/15/12	1,077,500
3,050,000	Senior Subordinated Notes, 7.875% due 12/1/13	2,989,000

	Total Commercial Services & Supplies	18,371,300

Communications Equipment - 1.2%
10,825,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	9,147,125
3,775,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	3,775,000

	Total Communications Equipment	12,922,125

Computers & Peripherals - 0.4%
3,000,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	3,153,750
1,350,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (e)	1,410,750

	Total Computers & Peripherals	4,564,500

Containers & Packaging - 2.3%
3,250,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	3,542,500
4,575,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	4,323,375
2,275,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	2,172,625
3,750,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	3,890,625
795,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	697,612
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	1,629,375
4,950,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	4,764,375
550,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	493,625
	Tekni-Plex Inc.:
1,525,000	Senior Secured Notes, 8.750% due 11/15/13 (e)	1,403,000
2,150,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	1,263,125

	Total Containers & Packaging	24,180,237

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†		SECURITY (a)	VALUE
Diversified Consumer Services - 0.1%
1,300,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14 (e)	$1,348,750

Diversified Financial Services - 4.5%
		Alamosa Delaware Inc.:
4,430,000		Senior Discount Notes, step bond to yield 8.908% due 7/31/09	4,834,237
1,950,000		Senior Notes, 11.000% due 7/31/10	2,193,750
		Ford Motor Credit Co., Notes:
7,975,000		6.625% due 6/16/08	7,508,359
3,075,000		7.875% due 6/15/10	2,896,112
18,450,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	18,863,926
6,299,109		Iowa Select Farm LP, Senior Secured Notes, 6.500% due 12/1/12 (e)	3,149,554
1,950,000		Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (e)	1,957,313
6,910,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.051% due 10/1/15	5,078,850

		Total Diversified Financial Services	46,482,101

Diversified Telecommunication Services - 3.6%
4,600,000		AT&T Corp., Senior Notes, 9.750% due 11/15/31	5,704,860
4,350,000		Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	4,605,562
1,375,000		Intelsat Bermuda Ltd., Senior Notes, 9.609% due 1/15/12 (e)(f)	1,405,938
3,200,000		Intelsat Ltd., Senior Discount Notes, step bond to yield 9.848% due 2/1/15 (e)	2,128,000
6,075,000		MCI Inc., Senior Notes, 8.735% due 5/1/14	6,864,750
1,355,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	1,431,219
		Qwest Communications International Inc., Senior Notes:
900,000		7.500% due 2/15/14 (e)	913,500
365,000		7.500% due 2/15/14	370,475
		Qwest Corp.:
455,000		7.500% due 6/15/23	448,744
5,678,000		Debentures, 6.875% due 9/15/33	5,266,345
7,325,000		Notes, 8.875% due 3/15/12	8,149,062
6,000,000	MXN	Telefonos de Mexico S.A. de C.V., 8.750% due 1/31/16	569,436

		Total Diversified Telecommunication Services	37,857,891

Electric Utilities - 2.2%
		Edison Mission Energy, Senior Notes:
4,575,000		7.730% due 6/15/09	4,723,688
5,175,000		9.875% due 4/15/11	6,028,875
2,925,000		Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (b)	3,126,094
		Reliant Energy Inc., Senior Secured Notes:
5,325,000		9.250% due 7/15/10	5,285,062
3,975,000		9.500% due 7/15/13	3,955,125

		Total Electric Utilities	23,118,844

Electronic Equipment & Instruments - 0.4%
1,750,000		Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	1,710,625
2,325,000		Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	2,069,250

		Total Electronic Equipment & Instruments	3,779,875

Energy Equipment & Services - 0.3%
3,175,000		Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	3,484,563

Food & Staples Retailing - 0.5%
4,725,000		Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	4,524,188
310,000		Rite Aid Corp., Notes, 7.125% due 1/15/07	312,325

		Total Food & Staples Retailing	4,836,513

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Food Products - 1.1%
2,350,000	Doane Pet Care Co., Senior Subordinated Notes, 10.625% due 11/15/15 (e)	$2,467,500
	Dole Food Co. Inc.:
1,600,000	Debentures, 8.750% due 7/15/13	1,622,000
	Senior Notes:
1,800,000	7.250% due 6/15/10	1,748,250
1,050,000	8.875% due 3/15/11	1,069,688
4,675,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	4,523,062

	Total Food Products	11,430,500

Health Care Equipment & Supplies - 0.3%
2,500,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	2,650,000

Health Care Providers & Services - 3.5%
4,425,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	4,690,500
4,450,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,500,063
5,120,000	Extendicare Health Services Inc., Senior Subordinated Notes, 9.500% due 7/1/10	5,459,200
2,100,000	HCA Inc., Notes, 6.375% due 1/15/15	2,107,012
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,938,000
2,350,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	1,586,250
	Tenet Healthcare Corp., Senior Notes:
6,000,000	7.375% due 2/1/13	5,490,000
2,025,000	9.875% due 7/1/14	2,035,125
1,525,000	6.875% due 11/15/31	1,227,625
4,550,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	4,612,562

	Total Health Care Providers & Services	36,646,337

Hotels, Restaurants & Leisure - 7.8%
3,055,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	3,219,206
5,000,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	5,137,500
	Caesars Entertainment Inc., Senior Subordinated Notes:
700,000	9.375% due 2/15/07	728,875
4,500,000	8.875% due 9/15/08	4,882,500
3,000,000	8.125% due 5/15/11	3,322,500
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,670,500
6,325,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.905% due 3/15/14	4,648,875
4,725,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,854,937
2,225,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	2,380,750
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	4,160,375
3,780,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,713,850
4,800,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,734,000
3,675,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	3,601,500
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,691,187
	MGM MIRAGE Inc.:
1,775,000	Senior Notes, 6.750% due 9/1/12	1,814,938
6,375,000	Senior Subordinated Notes, 9.750% due 6/1/07	6,725,625
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
1,050,000	7.125% due 8/15/14	1,089,375
2,475,000	6.875% due 2/15/15	2,521,406
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,888,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Hotels, Restaurants & Leisure (continued)
2,825,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	$2,853,250
	Six Flags Inc., Senior Notes:
84,000	8.875% due 2/1/10	85,680
1,500,000	9.750% due 4/15/13	1,543,125
2,225,000	9.625% due 6/1/14	2,275,063
4,300,000	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	4,730,000
475,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	485,094

	Total Hotels, Restaurants & Leisure	80,758,111

Household Durables - 1.5%
346,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	337,350
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(d)*	0
4,356,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (g)	3,506,580
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,140,937
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,507,500
4,150,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,305,625
2,145,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	2,321,963

	Total Household Durables	15,119,955

Independent Power Producers & Energy Traders - 4.0%
	AES Corp., Senior Notes:
1,325,000	9.500% due 6/1/09	1,439,281
1,400,000	9.375% due 9/15/10	1,536,500
4,425,000	7.750% due 3/1/14	4,690,500
	Calpine Corp.:
1,055,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)(e)	948,181
1,575,000	Senior Secured Notes, 8.750% due 7/15/13 (b)(e)	1,409,625
2,500,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (b)	2,668,750
	Dynegy Holdings Inc.:
2,000,000	Second Priority Senior Secured Notes, 9.875% due 7/15/10 (e)	2,200,000
	Senior Debentures:
4,550,000	7.125% due 5/15/18	4,390,750
8,350,000	7.625% due 10/15/26	8,099,500
	NRG Energy Inc.:
6,044,000	Second Priority Senior Secured Notes, 8.000% due 12/15/13	6,769,280
	Senior Notes:
1,675,000	7.250% due 2/1/14	1,706,407
5,100,000	7.375% due 2/1/16	5,214,750

	Total Independent Power Producers & Energy Traders	41,073,524

Industrial Conglomerates - 0.5%
7,000,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.248% due 11/15/14	4,725,000
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (b)(c)(d)*	0

	Total Industrial Conglomerates	4,725,000

IT Services - 0.9%
	Iron Mountain Inc., Senior Subordinated Notes:
4,035,000	8.625% due 4/1/13	4,226,662
1,600,000	7.750% due 1/15/15	1,632,000
3,400,000	Unisys Corp., Senior Notes, 8.000% due 10/15/12	3,255,500

	Total IT Services	9,114,162

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Machinery - 1.3%
450,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	$483,750
2,100,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (e)	2,163,000
1,525,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,624,125
4,375,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.760% due 4/15/14	3,368,750
1,850,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	1,970,250
4,000,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	4,250,000

	Total Machinery	13,859,875

Media - 9.5%
2,825,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (e)	2,839,125
6,435,325	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	6,547,943
	CCH I Holdings LLC:
	Senior Accreting Notes:
11,525,000	Step bond to yield 24.967% due 5/15/14 (e)	5,935,375
10,000,000	Step bond to yield 25.221% due 1/15/15 (e)	4,450,000
4,245,000	Senior Secured Notes, 11.000% due 10/1/15 (e)	3,512,737
925,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (e)	928,469
	CSC Holdings Inc.:
3,850,000	Debentures, Series B, 8.125% due 8/15/09	3,927,000
3,400,000	Senior Notes, Series B, 7.625% due 4/1/11	3,421,250
	Dex Media East LLC/Dex Media East Finance Co., Senior Notes:
1,750,000	9.875% due 11/15/09	1,898,750
813,000	Series B, 12.125% due 11/15/12	945,113
4,500,000	Dex Media Inc., Discount Notes, step bond to yield 8.110% due 11/15/13	3,735,000
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	2,598,910
3,022,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,256,205
	EchoStar DBS Corp., Senior Notes:
5,661,000	9.125% due 1/15/09	5,936,974
9,325,000	7.125% due 2/1/16 (e)	9,243,406
2,500,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 9.807% due 10/15/13	2,056,250
1,950,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	1,669,688
4,875,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	4,862,812
4,825,000	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	4,493,281
	R.H. Donnelley Corp.:
	Senior Discount Notes:
1,000,000	Series A-1, 6.875% due 1/15/13 (e)	920,000
2,200,000	Series A-2, 6.875% due 1/15/13 (e)	2,029,500
4,700,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (e)	4,776,375
900,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (e)	1,017,000
3,475,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	3,670,469
1,000,000	Rogers Cable Inc., Senior Secured Notes, 6.250% due 6/15/13	992,500
4,225,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	4,298,937
750,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15 (e)	746,250
	Yell Finance BV:
6,776,000	Senior Discount Notes, step bond to yield 10.985% due 8/1/11	7,030,100
606,000	Senior Notes, 10.750% due 8/1/11	655,238

	Total Media	98,394,657

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Metals & Mining - 0.6%
2,225,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	$2,458,625
4,500,000	Novelis Inc., Senior Notes, 7.500% due 2/15/15 (e)	4,275,000
5,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(d)*	0

	Total Metals & Mining	6,733,625

Multiline Retail - 0.6%
2,500,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	2,550,000
1,675,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (e)	1,735,719
1,543,000	Saks Inc., Notes, 9.875% due 10/1/11	1,689,585

	Total Multiline Retail	5,975,304

Office Electronics - 0.4%
4,375,000	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	4,533,594

Oil, Gas & Consumable Fuels - 5.9%
	Chesapeake Energy Corp., Senior Notes:
6,250,000	6.625% due 1/15/16	6,343,750
2,725,000	6.875% due 11/15/20 (e)	2,793,125
5,127,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	5,582,021
	El Paso Corp.:
	Medium-Term Notes:
5,425,000	7.800% due 8/1/31	5,723,375
6,325,000	7.750% due 1/15/32	6,720,312
5,200,000	Notes, 7.875% due 6/15/12	5,525,000
2,325,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (e)	2,365,688
2,275,000	Massey Energy Co., Senior Notes, 6.625% due 11/15/10	2,320,500
	Pemex Project Funding Master Trust:
3,100,000	6.125% due 8/15/08	3,165,100
250,000	7.375% due 12/15/14	276,625
4,575,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	4,826,625
2,000,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	2,097,500
1,000,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,082,500
	Williams Cos. Inc.:
	Notes:
3,650,000	7.875% due 9/1/21	4,051,500
3,225,000	8.750% due 3/15/32	3,853,875
3,700,000	Senior Notes, 7.625% due 7/15/19	4,070,000

	Total Oil, Gas & Consumable Fuels	60,797,496

Paper & Forest Products - 1.3%
3,850,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	3,311,000
4,375,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,178,125
4,850,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	4,704,500
1,000,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	890,000
1,000,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	900,000

	Total Paper & Forest Products	13,983,625

Personal Products - 0.4%
4,350,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	4,594,688

Pharmaceuticals - 0.3%
2,025,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,938,938

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Pharmaceuticals (continued)
1,665,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	$1,640,025

	Total Pharmaceuticals	3,578,963

Real Estate - 1.2%
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,584,375
1,625,000	Series I, 9.500% due 1/15/07	1,692,031
3,400,000	Series O, 6.375% due 3/15/15	3,374,500
3,525,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	3,833,438
825,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	870,375

	Total Real Estate	12,354,719

Semiconductors & Semiconductor Equipment - 0.5%
	Amkor Technology Inc.:
2,825,000	Senior Notes, 9.250% due 2/15/08	2,782,625
2,300,000	Senior Subordinated Notes, 10.500% due 5/1/09	2,173,500

	Total Semiconductors & Semiconductor Equipment	4,956,125

Specialty Retail - 1.4%
4,050,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	4,227,187
2,400,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,370,000
1,600,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	1,428,000
3,325,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	3,300,062
2,281,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	2,497,695
1,425,000	Toys “R” Us Inc., Notes, 7.375% due 10/15/18	1,050,938

	Total Specialty Retail	14,873,882

Textiles, Apparel & Luxury Goods - 1.5%
3,275,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	3,029,375
	Levi Strauss & Co., Senior Notes:
1,150,000	9.280% due 4/1/12 (f)	1,184,500
810,000	12.250% due 12/15/12	923,400
4,825,000	9.750% due 1/15/15	5,108,469
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 13.192% due 12/15/14 (e)	1,681,500
3,275,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08	3,373,250

	Total Textiles, Apparel & Luxury Goods	15,300,494

Wireless Telecommunication Services - 3.2%
1,825,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,920,813
1,800,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 9.588% due 8/1/08	1,424,250
2,125,000	Centennial Communications Corp., Senior Notes, 10.250% due 1/1/13 (e)(f)	2,183,437
325,000	Dobson Cellular Systems Inc., 1st Priority Senior Secured Notes, 8.375% due 11/1/11	347,750
14,050,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	14,859,772
3,564,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	3,956,040
3,900,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	4,299,750
3,800,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	4,322,500

	Total Wireless Telecommunication Services	33,314,312

	TOTAL CORPORATE BONDS & NOTES (Cost - $817,836,964)	817,052,394

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†		SECURITY (a)	VALUE
CONVERTIBLE BOND & NOTE - 0.3%
Wireless Telecommunication Services - 0.3%
2,675,000		American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $1,461,515)	$2,661,625

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,975,400		Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (b)(c)(d)* (Cost - $2,053,580)	0

SOVEREIGN BONDS - 9.2%
Argentina - 0.4%
		Republic of Argentina:
250,000	EUR	10.250% due 1/26/07 (b)	92,317
275,000	EUR	8.000% due 2/26/08 (b)	99,042
2,410,625		4.823% due 8/3/12	2,183,337
300,000	EUR	9.000% due 6/20/49 (b)	106,222
1,400,000	EUR	9.250% due 10/21/49 (b)	480,810
		Medium-Term Notes:
600,000	EUR	8.125% due 10/4/03 (b)	206,061
1,175,000	EUR	7.000% due 3/18/04 (b)	417,821
525,000	EUR	9.000% due 5/24/49 (b)	186,686
825,000	EUR	Series GDP, 0.000% due 12/15/35	68,452

		Total Argentina	3,840,748

Brazil - 1.9%
		Federative Republic of Brazil:
2,005,000		8.750% due 2/4/25	2,295,725
3,799,000		Collective Action Securities, 8.000% due 1/15/18	4,153,257
9,773,108		DCB, Series L, 5.250% due 4/15/12 (f)	9,748,675
		FLIRB, Series L:
1,453,846		5.188% due 4/15/09 (f)	1,450,212
511,538		5.188% due 4/15/09 (f)	510,259
1,111,860		NMB, Series L, 5.250% due 4/15/09 (f)	1,112,527

		Total Brazil	19,270,655

Bulgaria - 0.1%
1,285,000		Republic of Bulgaria, 8.250% due 1/15/15 (e)	1,542,000

Chile - 0.2%
1,910,000		Republic of Chile, 5.500% due 1/15/13	1,951,144

Colombia - 0.5%
		Republic of Colombia:
3,575,000		11.750% due 2/25/20	5,112,250
105,000		10.375% due 1/28/33	143,693

		Total Colombia	5,255,943

Ecuador - 0.1%
1,330,000		Republic of Ecuador, step bond to yield 10.221% due 8/15/30 (e)	1,296,750

El Salvador - 0.2%
		Republic of El Salvador:
1,300,000		7.750% due 1/24/23 (e)	1,457,625
270,000		8.250% due 4/10/32 (e)	306,450

		Total El Salvador	1,764,075

Mexico - 1.8%
		United Mexican States:

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Mexico (continued)
1,020,000	11.375% due 9/15/16	$1,505,775
1,410,000	8.125% due 12/30/19	1,727,250
	Medium-Term Notes, Series A:
1,050,000	6.375% due 1/16/13	1,113,525
2,894,000	5.875% due 1/15/14	2,984,437
9,700,000	8.000% due 9/24/22	11,848,550

	Total Mexico	19,179,537

Panama - 0.4%
	Republic of Panama:
1,285,000	9.625% due 2/8/11	1,514,373
550,000	7.250% due 3/15/15	597,850
1,689,509	PDI, 5.563% due 7/17/16	1,651,495

	Total Panama	3,763,718

Peru - 0.7%
	Republic of Peru:
90,000	9.125% due 2/21/12	104,400
125,000	9.875% due 2/6/15	155,313
4,935,000	8.750% due 11/21/33	5,823,300
171,500	FLIRB, 5.000% due 3/7/17 (e)(f)	164,640
	Global Bonds:
425,000	8.375% due 5/3/16	485,562
550,000	7.350% due 7/21/25	570,625

	Total Peru	7,303,840

Philippines - 0.5%
	Republic of the Philippines:
1,675,000	8.250% due 1/15/14	1,795,349
700,000	9.375% due 1/18/17	806,715
1,975,000	9.500% due 2/2/30	2,315,589

	Total Philippines	4,917,653

Poland - 0.1%
1,120,000	Republic of Poland, 5.250% due 1/15/14	1,133,300

Russia - 0.9%
	Russian Federation:
425,000	8.250% due 3/31/10 (e)	452,625
1,100,000	11.000% due 7/24/18 (e)	1,617,000
6,575,000	Step bond to yield 5.672% due 3/31/30 (e)	7,347,563

	Total Russia	9,417,188

South Africa - 0.1%
	Republic of South Africa:
575,000	9.125% due 5/19/09	644,000
725,000	6.500% due 6/2/14	783,000

	Total South Africa	1,427,000

Turkey - 0.7%
	Republic of Turkey:
500,000	11.750% due 6/15/10	611,250
5,875,000	7.000% due 6/5/20	5,955,781
335,000	11.875% due 1/15/30	513,178

	Total Turkey	7,080,209

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY (a)	VALUE
Ukraine - 0.1%
1,010,000	Republic of Ukraine, 7.650% due 6/11/13 (e)	$1,073,125

Uruguay - 0.1%
955,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	1,007,525

Venezuela - 0.4%
	Bolivarian Republic of Venezuela:
1,175,000	5.375% due 8/7/10 (e)	1,150,325
750,000	7.650% due 4/21/25	795,937
1,550,000	Collective Action Securities, 10.750% due 9/19/13	1,937,500
425,000	Par Bonds, Series A, 6.750% due 3/31/20	426,594

	Total Venezuela	4,310,356

	TOTAL SOVEREIGN BONDS (Cost - $88,283,456)	95,534,766

SHARES
ESCROWED SHARES(d) - 0.0%
8,800,000	Breed Technologies Inc. (b)(c)*	0
5,500,000	Imperial Holly Co. *	0
2,025,000	Pillowtex Corp. *	0
2,648,056	Vlasic Foods International Inc. (b)(c)*	52,961

	TOTAL ESCROWED SHARES (Cost - $0)	52,961

COMMON STOCKS - 4.4%
CONSUMER DISCRETIONARY - 2.0%
Household Durables - 0.0%
52,472	Mattress Discounters Corp. (c)(d)*	0

Media - 2.0%
141,842	Liberty Global Inc., Series A Shares *	3,035,419
141,842	Liberty Global Inc., Series C Shares *	2,868,045
229,356	NTL Inc. *	14,506,767

	Total Media	20,410,231

	TOTAL CONSUMER DISCRETIONARY	20,410,231

MATERIALS - 0.1%
Chemicals - 0.1%
93,506	Applied Extrusion Technologies Inc., Class A Shares (g)*	841,554

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.9%
375,814	Telewest Global Inc. *	8,756,466

Wireless Telecommunication Services - 1.4%
482,001	American Tower Corp., Class A Shares *	14,913,111

	TOTAL TELECOMMUNICATION SERVICES	23,669,577

UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
11,762	Mirant Corp. *	329,336

	TOTAL COMMON STOCKS (Cost - $45,512,612)	45,250,698

PREFERRED STOCK(c)(d) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	TCR Holdings Corp.:
17,552	Class B Shares *	17
9,654	Class C Shares *	10

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY (a)	VALUE
Diversified Financial Services (continued)
25,451	Class D Shares *	$25
52,657	Class E Shares *	53

	TOTAL PREFERRED STOCK (Cost - $6,260)	105

CONVERTIBLE PREFERRED STOCKS - 0.9%
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
6,845	Alamosa Holdings Inc., Series B, 7.500% (Cost - $2,104,638)	9,434,121

WARRANTS
WARRANTS - 0.1%
1,800	American Tower Corp., Class A Shares, Expires 1/8/08(e)*	784,627
18,500	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	592,000
3,500	Brown Jordan International Inc., Expires 8/15/07(c)(e)*	31
30,928,049	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(c)*	93
2,750	Leap Wireless International Inc., Expires 4/15/10(c)(d)(e)*	0
3,500	Mattress Discounters Co., Expires 7/15/07(c)(d)(e)*	0
2,000	Mueller Holdings Inc., Expires 4/15/14(d)(e)*	20
13,614	Pillowtex Corp., Expires 11/24/09(c)(d)*	14
5,000	UbiquiTel Inc., Expires 4/15/10(c)(d)(e)*	50
	United Mexican States:
2,000	Series XW05, Expires 11/9/06	65,000
1,625	Series XW10, Expires 10/10/06*	69,062
1,200	Series XW20, Expires 9/1/06	84,000

	TOTAL WARRANTS (Cost - $766,989)	1,594,897

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $958,026,014)	971,581,567

FACE AMOUNT
SHORT-TERM INVESTMENTS - 6.5%
Repurchase Agreements - 6.1%
$15,000,000	Interest in $592,697,000 joint tri-party repurchase agreement dated 1/31/06 with Banc of America Securities LLC, 4.450% due 2/1/06; Proceeds at maturity- $15,001,854; (Fully collateralized by various U.S. government agency obligations, 3.250% to 7.125% due 11/15/07 to 2/25/19; Market value- $15,300,017)	15,000,000
15,000,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $15,001,854; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $15,300,061)	15,000,000
15,000,000	Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman Sachs & Co., 4.440% due 2/1/06; Proceeds at maturity - $15,001,850; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.25% due 1/15/07 to 4/15/32; Market value - $15,302,517)	15,000,000
2,997,000	Interested in $386,481,000 joint tri-party repurchase agreement dated 1/31/06 with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds due at maturity-$2,997,370; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 4/15/06 to 4/15/30; Market value - $3,056,964)	2,997,000

See Notes to Schedule of Investments.

SALOMON BROTHERS HIGH INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY (a)	VALUE
Repurchase Agreements (continued)
$15,000,000	Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06 with Morgan Stanley, 4.450% due 2/1/06; Proceeds at maturity - $15,001,854; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value - $15,482,563)	$15,000,000

	Total Repurchase Agreements (Cost - $62,997,000)	62,997,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.4%
4,400,321	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $4,400,321)	4,400,321

	TOTAL SHORT-TERM INVESTMENTS (Cost - $67,397,321)	67,397,321

	TOTAL INVESTMENTS - 100.0% (Cost - $1,025,423,335#)	$1,038,978,888

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All securities (except those on loan) are segregated as collateral pursuant to revolving credit facility.

(b)	Security is currently in default.

(c)	Illiquid security.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(g)	All or a portion of this security is on loan (See Notes 1 and 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond

EUR	— Euro

FLIRB	— Front-Loaded Interest Reduction Bonds

GDP	— Gross Domestic Product

MXN	— Mexican Peso

NMB	— New Money Bond

PDI	— Past Due Interest

S.A. de C.V. – Sociedad Anonima de Capital Variable

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Public traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of close of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,325,207
Gross unrealized depreciation	(54,769,654)

Net unrealized appreciation	$13,555,553

At January 31, 2006, the Fund loaned securities having a market value of $4,299,009. The Fund received cash collateral amounting to $4,400,321 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

3. Loan

At January 31, 2006, the Fund had a $125,000,000 loan pursuant to a revolving credit and security agreement with Crown Point Capital Company LLC and Citicorp North America, Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent of the credit facility. The loan generally bear interest at a variable rate based on the weight average interest rates of the underlying commercial paper or LIBOR plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers High Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Salomon Brothers High Income Fund II Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	March 31, 2006